Investments in Equity-Accounted Investees, Associates and Joint Venture - Schedule of Refers to Investments in Associate and Joint Venture (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Investments in Equity-Accounted Investees, Associates and Joint Venture - Schedule of Refers to Investments in Associate and Joint Venture (Details) [Line Items]
Meat Snacks Partners, LLC, Participation
Meat Snacks Partners, LLC, Balance		$ 38,312	$ 56,601
Meat Snacks Partners, LLC, Addition		165,271
Meat Snacks Partners, LLC, Profit distribution		(6,197)	(8,460)
Meat Snacks Partners, LLC, Changes in the equity of investees		14,145	(3,399)
Meat Snacks Partners, LLC, Proportionate share of income		15,008	(231)
Meat Snacks Partners, LLC, Balance		$ 226,539	44,511
Meat Snacks Partners, LLC [Member]
Investments in Equity-Accounted Investees, Associates and Joint Venture - Schedule of Refers to Investments in Associate and Joint Venture (Details) [Line Items]
Meat Snacks Partners, LLC, Participation		50.00%
Meat Snacks Partners, LLC, Balance		$ 19,334	38,922
Meat Snacks Partners, LLC, Addition
Meat Snacks Partners, LLC, Profit distribution		(6,197)	(8,460)
Meat Snacks Partners, LLC, Changes in the equity of investees		2,367	(3,414)
Meat Snacks Partners, LLC, Proportionate share of income		7,243	(977)
Meat Snacks Partners, LLC, Balance		$ 22,747	26,071
JBS Foods Ontario, Inc.[Member]
Investments in Equity-Accounted Investees, Associates and Joint Venture - Schedule of Refers to Investments in Associate and Joint Venture (Details) [Line Items]
Meat Snacks Partners, LLC, Participation		100.00%
Meat Snacks Partners, LLC, Balance		$ 17,372	15,994
Meat Snacks Partners, LLC, Addition
Meat Snacks Partners, LLC, Profit distribution
Meat Snacks Partners, LLC, Changes in the equity of investees		14
Meat Snacks Partners, LLC, Proportionate share of income		841	757
Meat Snacks Partners, LLC, Balance		$ 18,227	16,751
Birla Societá Agricola Srl [Member]
Investments in Equity-Accounted Investees, Associates and Joint Venture - Schedule of Refers to Investments in Associate and Joint Venture (Details) [Line Items]
Meat Snacks Partners, LLC, Participation		20.00%
Meat Snacks Partners, LLC, Balance		$ 1,606	1,685
Meat Snacks Partners, LLC, Addition
Meat Snacks Partners, LLC, Profit distribution
Meat Snacks Partners, LLC, Changes in the equity of investees		212	15
Meat Snacks Partners, LLC, Proportionate share of income		57	(11)
Meat Snacks Partners, LLC, Balance		$ 1,875	$ 1,689
Mantiqueira Alimentos [Member]
Investments in Equity-Accounted Investees, Associates and Joint Venture - Schedule of Refers to Investments in Associate and Joint Venture (Details) [Line Items]
Meat Snacks Partners, LLC, Participation	[1]	48.50%
Meat Snacks Partners, LLC, Balance	[1]
Meat Snacks Partners, LLC, Addition	[1]	165,271
Meat Snacks Partners, LLC, Profit distribution	[1]
Meat Snacks Partners, LLC, Changes in the equity of investees	[1]	11,552
Meat Snacks Partners, LLC, Proportionate share of income	[1]	6,867
Meat Snacks Partners, LLC, Balance	[1]	$ 183,690

[1]	The Company, through its subsidiary JBS Holding, formalized on January 27, 2025, an agreement to acquire 48.5% of the total share capital and 50% of the voting shares of Mantiqueira Alimentos Ltda., a leading company in organic eggs (produced without antibiotics, hormones, and with free-range hens). The transaction received unconditional approval from CADE (Administrative Council for Economic Defense) on February 26, 2025 and was finalized on April 1st, 2025.